Significant Accounting Policies Depreciation (narrative) (detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 21.4	$ 21.5	$ 22.9
Impairment Losses	$ 5.1
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10-15 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3-5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3-7 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10-20 years